Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 3,968	$ 3,324	$ 1,854
Adjustments to reconcile net income to net cash provided in operating activities:
Depreciation	862	841	882
Premium amortization	3,112	1,968	1,421
Provision for loan losses	496	1,420	1,878
Writedowns of other real estate owned	317	261	333
Loss on sale of other real estate owned	89	155	3
Originations of HFS loans	(134,275)	(60,488)
Sales of HFS loans	128,342	56,763
Amortization of intangibles	204	517	621
Gain on sale of securities	(26)	(575)	(827)
Other-than-temporary-impairment charges on securities	200	297	1,560
Net decrease in fair value option instruments and derivatives	58	166	581
Writedown of land	170
Loss on early extinguishment of debt	217	188
Decrease in other assets	2,260	1,214	1,016
Increase in accounts payable	38	496	336
Net cash provided from operating activities	6,032	6,547	9,658
Cash flows from investing activities:
Proceeds from sale of securities available-for-sale	59,012	56,003	85,456
Purchase of investment securities available-for-sale and other investments	(103,245)	(103,040)	(140,374)
Maturity of investment securities available-for-sale	43,144	40,441	42,910
Purchase of investment securities held-to-maturity			(10)
Maturity/call of investment securities held-to-maturity			8,874
(Increase) decrease in loans	(11,312)	241	(4,778)
Proceeds from sale of other real estate owned	5,728	3,020	3,208
Proceeds from sale of land		10
Purchase of property and equipment	(806)	(308)	(242)
Net cash provided (used) in investing activities	(7,479)	(3,633)	4,600
Cash flows from financing activities:
Increase in deposit accounts	10,392	9,242	5,710
Advances from the Federal Home Loan Bank	1,500	7,500
Repayment of advances from the Federal Home Loan Bank	(9,235)	(31,921)	(5,232)
Increase (decrease) in securities sold under agreements to repurchase	2,284	929	(7,990)
Decrease in other borrowings		(120)	(44)
Proceeds from issuance of subordinated note payable		2,500
Repayment of subordinated note payable	(2,500)
Proceeds from sale Common Stock	13,792
Redemption of Preferred Stock	(11,073)
Repurchase of stock warrants	(510)
Dividend reinvestment plan	93	182	101
Dividends paid: Common Stock	(605)	(525)	(522)
Preferred Stock	(475)	(670)	(664)
Net cash provided from financing activities	3,663	(12,883)	(8,641)
Net increase in cash and cash equivalents	2,216	(9,969)	5,617
Cash and cash equivalents at beginning of period	16,492	26,461	20,844
Cash and cash equivalents at end of period	18,708	16,492	26,461
Cash paid during the period for:
Interest	6,023	7,706	9,413
Non-cash investing and financing activities:
Unrealized (loss) gain on securities available-for-sale	1,029	3,570	(588)
Transfer of loans to foreclosed property	2,770	3,889	7,278
Transfer of HTM securities to AFS securities			$ 46,244